Cambria Trinity ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Exchange Traded Funds	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.
EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
Alpha Architect 1-3 Month Box ETF	10,407	$1,152,783
Cambria Chesapeake Pure Trend ETF (a)(b)	508,715	8,420,861
Cambria Emerging Shareholder Yield ETF (b)	105,469	3,326,492
Cambria Foreign Shareholder Yield ETF (b)	172,393	4,408,089
Cambria Global Real Estate ETF (a)(b)	257,814	6,463,577
Cambria Global Value ETF (b)	211,914	4,678,023
Cambria LargeCap Shareholder Yield ETF (b)	146,615	3,889,652
Cambria Micro and SmallCap Shareholder Yield ETF (a)(b)	227,404	6,037,735
Cambria Shareholder Yield ETF (b)	64,530	4,542,267
Cambria Tactical Yield ETF (a)(b)	175,218	4,439,148
Cambria Value and Momentum ETF (b)	325,299	9,902,427
First Trust Managed Futures Strategy Fund	1,010	48,845
Graniteshares Gold Trust (c)	86,974	2,404,831
Grizzle Growth ETF (d)(e)	66,776	2,228,749
Invesco DB Agriculture Fund	82,726	2,283,238
Invesco DB Precious Metals Fund	37,241	2,409,493
iShares Global Consumer Discretionary ETF	12,065	2,319,979
iShares Global Financials ETF	24,975	2,550,552
iShares Global Industrials ETF	17,370	2,566,939
iShares Global Tech ETF	27,272	2,281,030
iShares Global Utilities ETF	32,113	2,107,981
iShares Residential and Multisector Real Estate ETF	27,170	2,225,223
J.P. Morgan USD Emerging Markets Sovereign Bond ETF	86,045	3,321,337
Schwab US TIPS ETF	85,614	2,238,806
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	167,578	4,512,876
SPDR FTSE International Government Inflation-Protected Bond ETF	55,322	2,019,806
VanEck Bitcoin Trust (c)	21,678	2,489,068
VanEck J.P. Morgan EM Local Currency Bond ETF	133,473	3,144,624
Vanguard Intermediate-Term Treasury ETF	113,796	6,637,721
Vanguard Small-Cap Value ETF	12,839	2,636,103
Vanguard Total Bond Market ETF	61,325	4,436,250
TOTAL EXCHANGE TRADED FUNDS (Cost $107,180,316)		112,124,505

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.32% (f)	97,425	97,425

Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.31% (f)	212,716	212,716
TOTAL SHORT-TERM INVESTMENTS (Cost $310,141)		310,141

TOTAL INVESTMENTS - 100.2% (Cost $107,490,457)		112,434,646
Liabilities in Excess of Other Assets - (0.2)%		(200,798)
TOTAL NET ASSETS - 100.0%		$112,233,848
two		–%
Percentages are stated as a percent of net assets.		–%

EM – Emerging Markets FTSE – Financial Times Stock Exchange SPDR – Standard & Poor’s Depositary Receipts TIPS – Treasury Inflation-Protected Security

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $95,774 which represented 0.1% of net assets.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
(e)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Trinity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$112,124,505	$–	$–	$112,124,505
Investments Purchased with Proceeds from Securities Lending	97,425	–	–	97,425
Money Market Funds	212,716	–	–	212,716
Total Investments	$112,434,646	$–	$–	$112,434,646

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended January 31, 2025 are as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2025	Share Balance as of January 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Chesapeake Pure Trend ETF	$-	$11,287,183	$587,417	$(1,279,375)	$(445,620)	$8,420,861	508,715	$27,406	$(1,532,534)	$(196,210)
Cambria Emerging Shareholder Yield ETF	9,013,406	-	570,246	(5,323,417)	(360,927)	3,326,492	105,469	314,027	(1,188,863)	616,047
Cambria Foreign Shareholder Yield ETF	8,841,186	-	514,890	(4,386,260)	(340,728)	4,408,089	172,393	315,605	(484,733)	263,734
Cambria Global Real Estate ETF	4,108,858	2,354,430	404,271	(260,465)	(235,289)	6,463,577	257,814	279,797	141,923	(50,151)
Cambria Global Value ETF	4,415,790	-	366,153	-	(209,364)	4,678,023	211,914	200,838	66,433	39,011
Cambria LargeCap Shareholder Yield ETF	-	3,829,727	169,331	-	(86,291)	3,889,652	146,615	16,491	(26,363)	3,248
Cambria Micro and SmallCap Shareholder Yield ETF	5,505,689	98,140	482,399	-	(279,129)	6,037,735	227,404	145,831	206,604	24,032
Cambria Shareholder Yield ETF	7,733,218	-	412,007	(3,471,102)	(278,886)	4,542,267	64,530	77,063	(289,211)	436,241
Cambria Tactical Yield ETF	4,276,769	-	356,498	-	(204,481)	4,439,148	175,218	157,067	7,845	2,517
Cambria Value and Momentum ETF	10,744,191	126,880	810,693	(1,806,599)	(443,337)	9,902,427	325,299	59,506	393,430	77,169
Grizzle Growth ETF	2,261,107	-	194,690	(497,616)	(115,466)	2,228,749	66,776	40,676	271,411	114,623
	$56,900,214	$17,696,360	$4,868,595	$(17,024,834)	$(2,999,518)	$58,337,020	2,262,147	$1,634,307	$(2,434,058)	$1,330,261